SHARE-BASED PAYMENTS - Narrative 4 (Details)								1 Months Ended									12 Months Ended
	Nov. 25, 2019 item USD ($)	Aug. 13, 2019 item USD ($)	May 29, 2019 USD ($) director	May 20, 2019 item USD ($) ₪ / shares shares	May 20, 2019 item USD ($) $ / shares shares	Jan. 30, 2019 Options item USD ($)	May 21, 2017 USD ($)	Jan. 30, 2019 item USD ($) shares	Aug. 31, 2018 employee USD ($)	Mar. 31, 2018 employee USD ($)	Sep. 30, 2017 employee USD ($)	May 31, 2017 USD ($)	Feb. 28, 2017 employee USD ($)	Sep. 30, 2016 USD ($)	May 31, 2016 USD ($)	Mar. 31, 2016 employee USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2018 person	Dec. 31, 2017 person	Dec. 31, 2016 person
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares options granted	825,000	4,884,966		4,712,779	4,712,779	1,968,954	18,890,695
Number of RSUs granted		31,148		610,829	610,829	339,495
Number of grantees	13	19		41	41	4		4											8	9	9
Number of performance shares granted | shares				5,076,583	5,076,583
Number of performance RSUs granted | shares				1,039,314	1,039,314
Number of grantees allowed to be granted | item				9	9
Directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares options granted			1,210,000
Number of directors | director			7
New share-based plan for options and RSUs for grantees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of vesting-trigger share prices | item				2	2
New share-based plan for options and RSUs for grantees | Condition One
Disclosure of terms and conditions of share-based payment arrangement [line items]
First trigger price (per share) | (per share)				₪ 5.32	$ 1.53
New share-based plan for options and RSUs for grantees | Condition Two
Disclosure of terms and conditions of share-based payment arrangement [line items]
First trigger price (per share) | (per share)				₪ 2.66	$ 0.76
Percentage of vesting				50.00%	50.00%
New share-based plan for options and RSUs for grantees | President and Chief Executive Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of performance shares granted | shares				3,019,864	3,019,864
Number of performance RSUs granted | shares				609,232	609,232
January 2016 plan under options and RSUs | Subsequent Events
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of performance RSUs granted | shares								339,495
Number of share options exercisable in share-based payment arrangement						1,968,954		1,968,954
January 2016 plan under options and RSUs | Other employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares options granted									530,137		2,281,218		711,000	1,114,129		3,755,847	741,314	741,314
Number of RSUs granted									17,160		362,858			72,545
Number of grantees | employee									12		11		15			16
January 2016 plan under options and RSUs | CEO
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares options granted																3,620,834
January 2016 plan under options and RSUs | Directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares options granted												440,000			1,759,999
January 2016 plan under options and RSUs | Employees And Officers
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares options granted										1,802,512
Number of RSUs granted										229,534
Number of grantees | employee										20
January 2016 plan under options and RSUs | Consultant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares options granted										263,681	100,000	100,000
Number of RSUs granted										49,032
January 2016 plan under options and RSUs | Employees officers and directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares options granted																15,270,957
Number of RSUs granted																3,465,761